E. INCOME TAXES (Details - Provision for income taxes) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Income Tax Disclosure [Abstract]
Current - Federal	$ 0	$ 0
Current - Foreign	0	0
Current - State	53	4
Deferred - Federal	0	2,764
Deferred - State	0	(114)
Provision for income taxes	$ 53	$ 2,654